ORGANIZATION AND NATURE OF OPERATIONS - Activities of TRX (Details)	Oct. 31, 2020
TRX HK [Member]
Organization And Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
TRX BJ [Member]
Organization And Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
NDB Technology [Member]
Organization And Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
TYDW Technology [Member]
Organization And Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
HH Consulting [Member]
Organization And Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Hengbang Insurance
Organization And Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	99.80%